Reverse Recapitalization	12 Months Ended
Dec. 31, 2020
Reverse Recapitalization [Abstract]
Reverse Recapitalization

Note 4. Reverse Recapitalization

On October 1, 2020, Legacy Hyliion and TortoiseCorp consummated the merger contemplated by the Business Combination, with Legacy Hyliion surviving the merger as a wholly-owned subsidiary of TortoiseCorp.

Upon the closing of the Business Combination, TortoiseCorp’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of capital stock to 260,000,000 shares, of which 250,000,000 shares were designated common stock, $.0001 par value per share, and of which 10,000,000 shares were designated preferred stock, $0.0001 par value per share.

Immediately prior to the closing of the Business Combination, each

●

issued and outstanding share of Legacy Hyliion’s redeemable, convertible preferred stock, was converted into shares Legacy Hyliion common stock based on a one-to-one ratio (see Note 8). The Business Combination is accounted for with a retrospective application of the Business Combination that results in 34,799,813 shares of redeemable, convertible preferred stock converting into the same number of shares of Legacy Hyliion common stock.

●	convertible note payable, plus accrued paid-in-kind interest, was converted into an aggregate 2,336,235 shares of Legacy Hyliion common stock at the predetermined discount (see Note 4).

Upon the consummation of the Business Combination, each share of Legacy Hyliion common stock issued and outstanding was cancelled and converted into the right to receive 1.45720232 shares (the “Exchange Ratio”) of the Company’s common stock (the “Per Share Merger Consideration”).

Additionally, Legacy Hyliion issued 1,000,000 shares of Legacy Hyliion common stock with an estimated grant date fair value of $10.00 per share to one of the convertible noteholders in connection with the commercial matters agreement (“Commercial Matters Agreement”) that was entered into in June 2020, that was not subject to the Exchange Ratio (see Note 15).

Outstanding stock options, whether vested or unvested, to purchase shares of Legacy Hyliion common stock granted under the 2016 Plan (“Legacy Options”) (see Note 9) converted into stock options for shares of the Company’s common stock upon the same terms and conditions that were in effect with respect to such stock options immediately prior to the Business Combination, after giving effect to the Exchange Ratio.

Outstanding warrants to purchase shares of TortoiseCorp Class A common stock will remain outstanding at the Closing Date. The warrants will become exercisable 30 days after the completion of the Business Combination and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. On November 30, 2020, the Company issued a notice of redemption to the warrant holders and on December 31, 2020, it redeemed all outstanding public warrants. See Note 8 “Capital Structure” for more information.

In connection with the Business Combination,

●	certain TortoiseCorp shareholders exercised their right to redeem certain of their outstanding shares for cash, resulting in the redemption of 3,308 shares of TortoiseCorp common stock for gross redemption payments of less than $0.1 million.

●

a number of investors purchased from the Company an aggregate of 30,750,000 shares of common stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $307.5 million pursuant to separate subscription agreements entered into effective June 18, 2020 (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Business Combination.

●	an investor purchased 1,750,000 TortoiseCorp units (consisting of one share of common stock and one half of one warrant, the “Forward Purchase Units”), consisting of 1,750,000 shares of common stock (“Forward Purchase Shares”) and warrants to purchase 875,000 shares of common stock (“Forward Purchase Warrants”) for an aggregate purchase price of $17.5 million pursuant to a forward purchase agreement entered into effective February 6, 2019, as amended by the First Amendment to Amended and Restated Forward Purchase Agreement, dated June 18, 2020.

The Business Combination is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, TortoiseCorp was treated as the “acquired” company for financial reporting purposes. See Note 1 “Description of business and basis of presentation” for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Hyliion issuing stock for the net assets of TortoiseCorp, accompanied by a recapitalization. The net assets of TortoiseCorp are stated at historical cost, with no goodwill or intangible assets recorded.

Prior to the Business Combination, Legacy Hyliion and TortoiseCorp filed separate standalone federal, state and local income tax returns. As a result of the Business Combination Legacy Hyliion will file a consolidated income tax return. Although, for legal purposes, TortoiseCorp acquired Legacy Hyliion, and the transaction represents a reverse acquisition for federal income tax purposes. TortoiseCorp will be the parent of the consolidated group with Legacy Hyliion a subsidiary, but in the year of the closing of the Business Combination, Legacy Hyliion will file a full year tax return with TortoiseCorp joining in the return the day after the Closing Date.

The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2020 (in thousands):

Cash - TortoiseCorp’s trust and cash (net of redemption)	$236,484
Cash - PIPE	307,500
Cash - forward purchase units	17,500
Less: transaction costs and advisory fees paid	(45,030)
Net Business Combination and PIPE financing	$516,454

The number of shares of common stock issued immediately following the consummation of the Business Combination were:

Common stock, outstanding prior to Business Combination	23,300,917
Less: redemption of TortoiseCorp shares	(3,308)
Common stock of TortoiseCorp	23,297,609
TortoiseCorp founder shares	5,825,230
Shares issued in PIPE	30,750,000
Shares issued in connection with forward purchase agreement	1,750,000
Business Combination, PIPE, and forward purchase agreement financing shares	61,622,839
Legacy Hyliion shares(1)	92,278,990
Total shares of common stock immediately after Business Combination	153,901,829
Hyliion Holdings Corp. exercise of warrants	15,414,592
Total shares of common stock at December 31, 2020	169,316,421

(1)	The number of Legacy Hyliion shares was determined as follows:

	Legacy Hyliion shares	Legacy Hyliion shares, effected for Exchange Ratio
Balance at December 31, 2018	24,453,750	35,634,061
Recapitalization applied to Series A outstanding at December 31, 2018	34,799,813	50,710,369
Exercise of common stock options - 2019	286,874	418,033
Exercise of common stock options - 2020 (pre-Closing)	763,216	1,112,160
Conversion of convertible notes payable to common stock(2)	2,336,235	4,404,367
		92,278,990

(2)

The number of shares issued for the conversion of convertible notes payable to common stock is calculated by applying the Exchange Ratio to the Legacy Hyliion shares issued at the time of conversion and adding 1,000,000 shares issued in connection with the Commercial Matters Agreement. All fractions were rounded down.

Lock-Up Arrangements

Certain former stockholders of Legacy Hyliion and TortoiseCorp have agreed to lock-up restrictions regarding the future transfer shares of common stock. Such shares may not be transferred or otherwise disposed of for a period of six months through April 1, 2021, subject to certain exceptions.

Transaction costs:

Transaction costs incurred in connection with the Business Combination totaled approximately $45.0 million which were charged to additional paid-in capital for the year ended December 31, 2020.